American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Value ETF (AVUV)
May 31, 2024

Avantis U.S. Small Cap Value ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.9%
Air Freight and Logistics — 0.6%
Air Transport Services Group, Inc.(1)	1,572,889	21,234,002
Forward Air Corp.	18,018	302,702
Hub Group, Inc., Class A	1,072,570	46,281,395
Radiant Logistics, Inc.(1)	316,315	1,689,122
		69,507,221
Automobile Components — 2.5%
American Axle & Manufacturing Holdings, Inc.(1)	2,347,516	17,935,022
Dana, Inc.	2,550,249	35,856,501
Gentherm, Inc.(1)	175,780	9,481,573
Goodyear Tire & Rubber Co.(1)	6,383,510	78,581,008
LCI Industries	344,673	37,872,670
Modine Manufacturing Co.(1)	263,773	26,619,971
Motorcar Parts of America, Inc.(1)	177,552	903,740
Patrick Industries, Inc.	295,933	33,913,922
Phinia, Inc.	748,220	33,490,327
Standard Motor Products, Inc.	258,472	7,937,675
Stoneridge, Inc.(1)	81,662	1,295,976
Visteon Corp.(1)	84,514	9,412,324
		293,300,709
Automobiles — 1.3%
Harley-Davidson, Inc.	1,727,584	61,985,714
Thor Industries, Inc.	561,632	55,736,359
Winnebago Industries, Inc.	465,599	28,890,418
		146,612,491
Banks — 16.5%
1st Source Corp.	141,915	7,297,269
ACNB Corp.	71,193	2,247,563
Amalgamated Financial Corp.	343,452	8,682,467
Amerant Bancorp, Inc.	335,885	7,402,905
Ameris Bancorp	553,904	27,667,505
Ames National Corp.	5,545	113,673
Arrow Financial Corp.	222,913	5,597,345
Associated Banc-Corp.	1,742,538	37,325,164
Axos Financial, Inc.(1)	864,444	46,567,598
Banc of California, Inc.	86,319	1,196,381
BancFirst Corp.	5,778	497,775
Bancorp, Inc.(1)	739,802	24,849,949
Bank First Corp.	19,336	1,578,591
Bank of Hawaii Corp.	556,382	32,125,497
Bank of Marin Bancorp	158,372	2,435,761
Bank of NT Butterfield & Son Ltd.	665,671	22,679,411
Bank OZK	1,227,946	51,426,378
Bank7 Corp.	8,118	245,570
BankFinancial Corp.	55,742	563,552
BankUnited, Inc.	1,113,009	31,932,228
Bankwell Financial Group, Inc.	35,439	876,761
Banner Corp.	485,289	22,726,084
Bar Harbor Bankshares	171,695	4,510,428
BayCom Corp.	50,273	1,014,509

BCB Bancorp, Inc.	148,037	1,480,370
Berkshire Hills Bancorp, Inc.	518,219	11,520,008
Bridgewater Bancshares, Inc.(1)	250,253	2,820,351
Brookline Bancorp, Inc.	1,147,507	9,925,936
Burke & Herbert Financial Services Corp.	55,922	2,801,692
Business First Bancshares, Inc.	336,881	7,226,097
Byline Bancorp, Inc.	416,433	9,619,602
C&F Financial Corp.	1,562	68,634
Cadence Bank	744,504	21,255,589
Cambridge Bancorp	95,160	6,370,010
Camden National Corp.	142,977	4,635,314
Capital Bancorp, Inc.	30,713	618,867
Capital City Bank Group, Inc.	78,113	2,121,549
Carter Bankshares, Inc.(1)	296,878	3,785,194
Cathay General Bancorp	1,041,299	38,361,455
CB Financial Services, Inc.	19,492	436,231
Central Pacific Financial Corp.	410,992	8,334,918
Chemung Financial Corp.	5,982	259,619
ChoiceOne Financial Services, Inc.	9,159	226,044
Citizens Financial Services, Inc.	3,661	153,579
City Holding Co.	48,198	4,926,800
Civista Bancshares, Inc.	60,205	862,738
CNB Financial Corp.	299,227	5,805,004
Coastal Financial Corp.(1)	108,160	4,795,814
Codorus Valley Bancorp, Inc.	59,037	1,298,814
Colony Bankcorp, Inc.	30,019	362,630
Columbia Banking System, Inc.	1,505,607	29,028,103
Comerica, Inc.	39,433	2,020,547
Community Trust Bancorp, Inc.	221,382	9,322,396
Community West Bancshares	100,107	1,738,859
ConnectOne Bancorp, Inc.	515,877	9,615,947
CrossFirst Bankshares, Inc.(1)	586,969	7,683,424
Customers Bancorp, Inc.(1)	553,799	25,087,095
CVB Financial Corp.	274,293	4,536,806
Dime Community Bancshares, Inc.	517,610	9,560,257
Eagle Bancorp, Inc.	415,746	7,495,900
Enterprise Bancorp, Inc.	44,279	1,113,617
Enterprise Financial Services Corp.	521,428	20,174,049
Equity Bancshares, Inc., Class A	146,871	4,949,553
Esquire Financial Holdings, Inc.	99,094	4,535,532
Evans Bancorp, Inc.	6,939	183,606
Farmers National Banc Corp.	227,222	2,776,653
FB Financial Corp.	104,437	3,864,169
Fidelity D&D Bancorp, Inc.	2,248	103,925
Financial Institutions, Inc.	223,491	3,935,677
First BanCorp	2,463,145	43,671,561
First Bancorp, Inc.	19,888	480,494
First Bancorp/Southern Pines NC	56,710	1,789,201
First Bancshares, Inc.	144,509	3,663,303
First Bank	113,437	1,380,528
First Busey Corp.	759,024	17,161,533
First Business Financial Services, Inc.	59,957	2,039,138
First Commonwealth Financial Corp.	1,305,846	17,641,979
First Community Bankshares, Inc.	23,658	821,879
First Financial Bancorp	95,497	2,129,583

First Financial Corp.	155,422	5,756,831
First Foundation, Inc.	402,046	2,380,112
First Guaranty Bancshares, Inc.	3,844	39,324
First Hawaiian, Inc.	40,660	826,618
First Internet Bancorp	68,111	2,006,550
First Interstate BancSystem, Inc., Class A	99,984	2,653,575
First Merchants Corp.	413,505	13,666,340
First Mid Bancshares, Inc.	268,016	8,506,828
First of Long Island Corp.	291,548	2,915,480
First United Corp.	38,853	778,614
First Western Financial, Inc.(1)	3,274	55,265
Five Star Bancorp	72,352	1,658,308
Flushing Financial Corp.	368,214	4,683,682
FNB Corp.	3,296,955	45,399,070
Franklin Financial Services Corp.	19,728	518,846
FS Bancorp, Inc.	52,998	1,737,804
Fulton Financial Corp.	2,390,352	40,253,528
FVCBankcorp, Inc.(1)	32,141	353,551
German American Bancorp, Inc.	28,898	914,622
Great Southern Bancorp, Inc.	143,487	7,531,633
Guaranty Bancshares, Inc.	29,361	856,167
Hancock Whitney Corp.	1,213,457	56,704,846
Hanmi Financial Corp.	472,161	7,441,257
HarborOne Bancorp, Inc.	263,766	2,745,804
Hawthorn Bancshares, Inc.	23,390	449,088
HBT Financial, Inc.	106,261	2,072,090
Heartland Financial USA, Inc.	424,696	18,669,636
Heritage Commerce Corp.	736,142	5,999,557
Heritage Financial Corp.	191,589	3,473,509
Hilltop Holdings, Inc.	303,308	9,278,192
Hingham Institution For Savings The	9,538	1,630,044
Home Bancorp, Inc.	33,441	1,209,561
HomeStreet, Inc.	192,852	1,760,739
HomeTrust Bancshares, Inc.	193,580	5,344,744
Hope Bancorp, Inc.	1,604,565	16,896,069
Horizon Bancorp, Inc.	460,639	5,629,009
Independent Bank Corp.	150,331	7,635,311
Independent Bank Corp. (Michigan)	333,042	8,346,033
International Bancshares Corp.	839,977	47,735,893
Investar Holding Corp.	9,539	151,193
Kearny Financial Corp.	275,725	1,563,361
Lakeland Financial Corp.	76,355	4,736,301
Live Oak Bancshares, Inc.	172,790	5,957,799
Macatawa Bank Corp.	329,041	4,626,316
MainStreet Bancshares, Inc.	1,734	29,305
Mercantile Bank Corp.	247,538	9,483,181
Meridian Corp.	442	4,570
Metrocity Bankshares, Inc.	129,575	3,194,024
Metropolitan Bank Holding Corp.(1)	150,429	6,325,539
Mid Penn Bancorp, Inc.	119,783	2,563,356
Midland States Bancorp, Inc.	329,356	7,482,968
MidWestOne Financial Group, Inc.	112,350	2,405,414
MVB Financial Corp.	82,666	1,548,334
National Bank Holdings Corp., Class A	226,572	8,263,081
National Bankshares, Inc.	260	7,998

NBT Bancorp, Inc.	291,929	10,853,920
Nicolet Bankshares, Inc.	3,426	275,896
Northeast Bank	104,404	5,803,818
Northfield Bancorp, Inc.	517,779	4,587,522
Northrim BanCorp, Inc.	69,477	4,058,152
Northwest Bancshares, Inc.	697,686	7,639,662
Norwood Financial Corp.	9,699	245,482
Oak Valley Bancorp	18,564	442,194
OceanFirst Financial Corp.	773,542	11,641,807
OFG Bancorp	755,081	28,058,810
Old National Bancorp	3,014,498	51,517,771
Old Second Bancorp, Inc.	637,841	9,223,181
OP Bancorp	70,049	686,480
Orange County Bancorp, Inc.	11,540	565,806
Origin Bancorp, Inc.	359,683	11,247,287
Orrstown Financial Services, Inc.	118,637	3,097,612
Pacific Premier Bancorp, Inc.	930,680	20,698,323
Park National Corp.	34,550	4,749,243
Parke Bancorp, Inc.	63,376	1,028,592
Pathward Financial, Inc.	388,077	20,688,385
PCB Bancorp	86,249	1,312,710
Peapack-Gladstone Financial Corp.	229,635	4,983,079
Penns Woods Bancorp, Inc.	2,318	46,059
Peoples Bancorp, Inc.	460,022	13,409,641
Peoples Financial Services Corp.	19,618	764,906
Plumas Bancorp	801	27,971
Popular, Inc.	349,128	31,075,883
Preferred Bank	180,911	13,517,670
Premier Financial Corp.	517,295	10,195,884
Primis Financial Corp.	90,944	954,003
Provident Financial Services, Inc.	1,706,492	24,573,485
QCR Holdings, Inc.	242,268	13,729,328
RBB Bancorp	200,257	3,678,721
Red River Bancshares, Inc.	6,892	316,067
Republic Bancorp, Inc., Class A	120,897	6,261,256
Riverview Bancorp, Inc.	120,365	513,959
S&T Bancorp, Inc.	463,372	14,786,201
Sandy Spring Bancorp, Inc.	619,507	14,521,244
ServisFirst Bancshares, Inc.	181,882	11,240,308
Shore Bancshares, Inc.	122,059	1,380,487
Sierra Bancorp	102,288	2,150,094
Simmons First National Corp., Class A	218,498	3,797,495
SmartFinancial, Inc.	151,051	3,495,320
South Plains Financial, Inc.	137,974	3,745,994
Southern First Bancshares, Inc.(1)	71,055	1,951,881
Southern Missouri Bancorp, Inc.	117,506	4,948,178
Southside Bancshares, Inc.	107,689	2,887,142
SouthState Corp.	13,095	1,012,374
Stellar Bancorp, Inc.	192,285	4,343,718
Stock Yards Bancorp, Inc.	27,769	1,300,978
Synovus Financial Corp.	1,031,018	40,921,104
Territorial Bancorp, Inc.	37,558	301,591
Texas Capital Bancshares, Inc.(1)	445,380	26,847,506
Third Coast Bancshares, Inc.(1)	37,258	785,771
Timberland Bancorp, Inc.	31,567	781,283

Tompkins Financial Corp.	66,766	3,131,993
Towne Bank	617,822	16,798,580
TriCo Bancshares	302,280	11,510,822
Triumph Financial, Inc.(1)	43,319	3,218,602
TrustCo Bank Corp.	267,527	7,437,251
Trustmark Corp.	771,479	22,488,613
UMB Financial Corp.	602,943	49,706,621
United Community Banks, Inc.	146,325	3,754,699
United Security Bancshares	83,790	608,315
Unity Bancorp, Inc.	45,771	1,280,673
Univest Financial Corp.	388,569	8,470,804
Valley National Bancorp	4,284,599	30,549,191
Veritex Holdings, Inc.	680,695	13,886,178
Virginia National Bankshares Corp.	1,990	58,227
WaFd, Inc.	980,960	27,476,690
Washington Trust Bancorp, Inc.	234,848	6,164,760
West BanCorp, Inc.	95,853	1,660,174
Westamerica BanCorp	377,110	18,410,510
Western Alliance Bancorp	195,256	12,306,986
Western New England Bancorp, Inc.	3,560	23,888
Wintrust Financial Corp.	268,542	26,480,927
WSFS Financial Corp.	702,267	30,941,884
Zions Bancorp NA	244,584	10,563,583
		1,905,594,612
Beverages — 0.0%
Coca-Cola Consolidated, Inc.	4,077	3,999,700
Biotechnology — 0.4%
Alkermes PLC(1)	744,824	17,428,882
Arcturus Therapeutics Holdings, Inc.(1)	116,817	4,533,668
Avid Bioservices, Inc.(1)	288,864	2,336,910
Eagle Pharmaceuticals, Inc.(1)(2)	103,642	359,638
Emergent BioSolutions, Inc.(1)	474,840	2,706,588
Entrada Therapeutics, Inc.(1)	352,815	5,458,048
Equillium, Inc.(1)	8,209	12,314
Ironwood Pharmaceuticals, Inc.(1)	10,047	63,296
Organogenesis Holdings, Inc.(1)	89,183	245,253
Puma Biotechnology, Inc.(1)	522,167	2,010,343
Tyra Biosciences, Inc.(1)(2)	142,493	2,311,236
Vanda Pharmaceuticals, Inc.(1)	169,692	867,126
Voyager Therapeutics, Inc.(1)	923,365	7,756,266
XBiotech, Inc.(1)	58,666	425,328
		46,514,896
Broadline Retail — 1.4%
Big Lots, Inc.(1)	62,307	216,828
Dillard's, Inc., Class A	25,923	11,596,654
Kohl's Corp.	2,574,616	57,645,652
Macy's, Inc.	3,502,585	68,230,356
Nordstrom, Inc.	1,285,515	28,409,882
		166,099,372
Building Products — 0.8%
Apogee Enterprises, Inc.	417,564	27,129,133
Insteel Industries, Inc.	384,701	12,645,122
JELD-WEN Holding, Inc.(1)	1,668,528	25,878,869
Quanex Building Products Corp.	658,596	21,707,324

UFP Industries, Inc.	84,934	10,147,915
		97,508,363
Capital Markets — 0.7%
Brookfield Asset Management Ltd., Class A	303,798	11,921,034
Diamond Hill Investment Group, Inc.	20,727	3,109,879
Janus Henderson Group PLC	64,024	2,144,804
Open Lending Corp., Class A(1)	103,334	668,571
Oppenheimer Holdings, Inc., Class A	96,844	4,423,834
Patria Investments Ltd., Class A	246,446	3,203,798
Stifel Financial Corp.	92,830	7,514,588
StoneX Group, Inc.(1)	425,224	31,921,566
Virtus Investment Partners, Inc.	46,371	10,599,947
		75,508,021
Chemicals — 2.5%
AdvanSix, Inc.	525,846	12,462,550
Alto Ingredients, Inc.(1)	11,089	16,855
Arcadium Lithium PLC(1)(2)	3,677,665	16,292,056
Ashland, Inc.	87,802	8,795,126
Cabot Corp.	833,146	85,230,836
Chemours Co.	1,253,437	31,110,306
Core Molding Technologies, Inc.(1)	145,971	2,808,482
Hawkins, Inc.	290,605	25,375,629
Intrepid Potash, Inc.(1)	159,997	4,292,720
Kronos Worldwide, Inc.	128,112	1,820,472
LSB Industries, Inc.(1)	1,105,911	10,848,987
Mativ Holdings, Inc.	402,476	7,232,494
NewMarket Corp.	1,049	561,288
Orion SA	1,069,505	26,598,589
Rayonier Advanced Materials, Inc.(1)	1,264,450	7,144,142
Stepan Co.	119,321	10,401,212
Tronox Holdings PLC, Class A	1,885,669	37,355,103
Valhi, Inc.	12,481	242,755
		288,589,602
Commercial Services and Supplies — 0.6%
ACCO Brands Corp.	684,335	3,483,265
Acme United Corp.	40,231	1,427,798
Aris Water Solutions, Inc., Class A	337,030	5,180,151
Civeo Corp.	204,035	4,972,333
Ennis, Inc.	177,524	3,733,330
Interface, Inc.	1,277,851	20,586,180
Quad/Graphics, Inc.	215,417	1,016,768
Steelcase, Inc., Class A	1,967,095	26,870,518
Virco Mfg. Corp.	209,580	2,494,002
		69,764,345
Communications Equipment — 0.1%
Applied Optoelectronics, Inc.(1)(2)	207,692	2,178,689
KVH Industries, Inc.(1)	6,727	34,846
NETGEAR, Inc.(1)	254,998	3,521,522
Viasat, Inc.(1)	229,753	3,880,528
		9,615,585
Construction and Engineering — 1.8%
Ameresco, Inc., Class A(1)	10,350	377,982
Argan, Inc.	231,029	16,317,578
Granite Construction, Inc.	70,584	4,396,677
Great Lakes Dredge & Dock Corp.(1)	198,086	1,812,487

IES Holdings, Inc.(1)	34,178	5,210,436
Limbach Holdings, Inc.(1)	185,481	10,587,256
MDU Resources Group, Inc.	3,542,863	89,421,862
MYR Group, Inc.(1)	167,604	25,988,676
Northwest Pipe Co.(1)	105,889	3,758,001
Orion Group Holdings, Inc.(1)	296,969	3,201,326
Sterling Infrastructure, Inc.(1)	247,261	30,380,959
Tutor Perini Corp.(1)	506,233	11,167,500
		202,620,740
Construction Materials — 0.0%
Knife River Corp.(1)	7,981	564,337
U.S. Lime & Minerals, Inc.	8,546	2,929,056
		3,493,393
Consumer Finance — 1.9%
Atlanticus Holdings Corp.(1)	27,996	719,497
Bread Financial Holdings, Inc.	927,488	38,731,899
Consumer Portfolio Services, Inc.(1)	62,332	516,109
Encore Capital Group, Inc.(1)	16,017	708,592
EZCORP, Inc., Class A(1)	420,004	4,405,842
Green Dot Corp., Class A(1)	90,924	901,057
LendingClub Corp.(1)	1,323,412	11,804,835
Medallion Financial Corp.	155,195	1,289,671
Navient Corp.	1,294,119	19,502,373
Nelnet, Inc., Class A	110,153	11,418,460
OneMain Holdings, Inc.	466,684	22,923,518
PRA Group, Inc.(1)	1,976	42,642
PROG Holdings, Inc.	535,647	20,242,100
Regional Management Corp.	88,366	2,430,065
SLM Corp.	3,785,703	81,241,186
World Acceptance Corp.(1)	25,322	3,253,624
		220,131,470
Consumer Staples Distribution & Retail — 1.8%
Andersons, Inc.	751,908	39,354,865
Ingles Markets, Inc., Class A	309,343	22,625,347
Natural Grocers by Vitamin Cottage, Inc.	249,311	5,380,131
PriceSmart, Inc.	485,714	40,872,833
SpartanNash Co.	579,625	11,389,631
Sprouts Farmers Market, Inc.(1)	763,314	60,286,540
United Natural Foods, Inc.(1)	1,031,787	12,391,762
Village Super Market, Inc., Class A	125,111	3,803,374
Weis Markets, Inc.	255,970	16,778,834
		212,883,317
Containers and Packaging — 0.1%
Myers Industries, Inc.	493,388	7,795,530
Distributors — 0.0%
Weyco Group, Inc.	5,983	182,900
Diversified Consumer Services — 0.5%
American Public Education, Inc.(1)	279,385	4,861,299
Graham Holdings Co., Class B	19,253	14,486,535
Lincoln Educational Services Corp.(1)	81,477	954,910
Perdoceo Education Corp.	1,099,458	24,737,805
Universal Technical Institute, Inc.(1)	610,974	9,659,499
		54,700,048
Diversified Telecommunication Services — 0.4%
ATN International, Inc.	213,726	5,202,091

Frontier Communications Parent, Inc.(1)	1,459,899	38,920,907
Iridium Communications, Inc.	56,626	1,705,009
Shenandoah Telecommunications Co.	281,309	5,291,422
		51,119,429
Electrical Equipment — 1.7%
Atkore, Inc.	275,313	41,888,873
Broadwind, Inc.(1)	9,981	38,227
Encore Wire Corp.	334,205	96,495,010
EnerSys	124,895	13,468,677
LSI Industries, Inc.	255,112	4,051,178
Powell Industries, Inc.	225,660	40,587,208
Preformed Line Products Co.	3,480	467,503
		196,996,676
Electronic Equipment, Instruments and Components — 2.3%
Avnet, Inc.	179,064	9,776,894
Bel Fuse, Inc., Class B	229,508	15,652,446
Benchmark Electronics, Inc.	375,244	16,161,759
Climb Global Solutions, Inc.	42,993	2,475,107
Daktronics, Inc.(1)	666,486	7,437,984
ePlus, Inc.(1)	344,028	25,747,056
Kimball Electronics, Inc.(1)	105,805	2,425,051
Methode Electronics, Inc.	239,587	2,822,335
PC Connection, Inc.	198,586	13,432,357
Plexus Corp.(1)	104,236	11,480,553
Sanmina Corp.(1)	789,478	54,110,822
ScanSource, Inc.(1)	364,719	17,298,622
TTM Technologies, Inc.(1)	962,879	17,909,549
Vishay Intertechnology, Inc.	2,700,656	63,816,501
Vishay Precision Group, Inc.(1)	149,605	5,052,161
		265,599,197
Energy Equipment and Services — 4.3%
Archrock, Inc.	3,231,487	65,405,297
Bristow Group, Inc.(1)	223,608	8,029,763
ChampionX Corp.	333,681	10,884,674
Diamond Offshore Drilling, Inc.(1)	204,873	3,109,972
DMC Global, Inc.(1)	7,313	94,996
Energy Services of America Corp.	84,342	570,152
Expro Group Holdings NV(1)	299,934	6,583,551
Geospace Technologies Corp.(1)	105,027	1,035,566
Helix Energy Solutions Group, Inc.(1)	2,722,901	31,340,590
Helmerich & Payne, Inc.	1,498,097	57,017,572
KLX Energy Services Holdings, Inc.(1)(2)	141,925	725,237
Kodiak Gas Services, Inc.	438,180	12,071,859
Liberty Energy, Inc., Class A	3,380,410	83,462,323
Nabors Industries Ltd.(1)	159,934	11,956,666
Natural Gas Services Group, Inc.(1)	111,042	2,416,274
Newpark Resources, Inc.(1)	1,527,612	12,954,150
Oceaneering International, Inc.(1)	1,665,118	39,429,994
Oil States International, Inc.(1)	496,248	2,218,229
Patterson-UTI Energy, Inc.	3,900,605	42,984,667
ProFrac Holding Corp., Class A(1)(2)	217,769	2,094,938
ProPetro Holding Corp.(1)	1,997,804	19,138,962
Ranger Energy Services, Inc.	211,484	2,231,156
RPC, Inc.	1,707,537	11,662,478
Select Water Solutions, Inc., Class A	1,282,836	14,021,397

Solaris Oilfield Infrastructure, Inc., Class A	377,423	3,457,195
TETRA Technologies, Inc.(1)	438,013	1,625,028
Transocean Ltd.(1)	4,089,195	25,353,009
U.S. Silica Holdings, Inc.(1)	1,429,369	22,140,926
		494,016,621
Entertainment — 0.1%
Gaia, Inc.(1)	426	1,998
IMAX Corp.(1)	57,341	942,686
Marcus Corp.	423,519	4,510,477
Playstudios, Inc.(1)	139,143	315,855
		5,771,016
Financial Services — 4.0%
Acacia Research Corp.(1)	32,524	181,484
Alerus Financial Corp.	150,725	2,915,021
Cass Information Systems, Inc.	90,209	3,819,449
Enact Holdings, Inc.	433,200	13,303,572
Essent Group Ltd.	750,700	42,564,690
Federal Agricultural Mortgage Corp., Class C	137,938	24,093,630
International Money Express, Inc.(1)	69,481	1,449,374
Jackson Financial, Inc., Class A	1,419,989	107,933,364
Merchants Bancorp	288,126	11,539,446
MGIC Investment Corp.	2,715,174	57,018,654
NewtekOne, Inc.	108,424	1,490,830
NMI Holdings, Inc., Class A(1)	1,274,353	42,283,033
Pagseguro Digital Ltd., Class A(1)	678,071	8,306,370
Payoneer Global, Inc.(1)	167,093	1,000,887
PennyMac Financial Services, Inc.	317,889	28,816,638
Radian Group, Inc.	2,422,042	75,664,592
StoneCo Ltd., A Shares(1)	875,248	12,113,432
Walker & Dunlop, Inc.	277,919	26,677,445
Waterstone Financial, Inc.	129,509	1,567,059
		462,738,970
Food Products — 1.1%
B&G Foods, Inc.	1,207,046	11,515,219
Calavo Growers, Inc.	165,685	4,468,524
Cal-Maine Foods, Inc.	887,825	54,752,168
Dole PLC	500,572	6,192,076
Fresh Del Monte Produce, Inc.	526,392	12,296,517
John B Sanfilippo & Son, Inc.	91,644	9,240,465
Lifeway Foods, Inc.(1)	25,237	387,640
Seaboard Corp.	3,094	10,337,456
Vital Farms, Inc.(1)	13,300	550,354
WK Kellogg Co.	904,075	17,168,384
		126,908,803
Ground Transportation — 2.1%
ArcBest Corp.	479,343	50,580,273
Covenant Logistics Group, Inc.	82,427	3,917,755
Heartland Express, Inc.	735,105	8,321,389
Hertz Global Holdings, Inc.(1)(2)	1,335,099	5,821,032
Marten Transport Ltd.	1,170,963	20,726,045
PAM Transportation Services, Inc.(1)	61,496	1,022,064
Ryder System, Inc.	760,336	92,358,014
Schneider National, Inc., Class B	520,907	11,709,989
Universal Logistics Holdings, Inc.	139,449	6,100,894

Werner Enterprises, Inc.	1,253,304	47,086,631
		247,644,086
Health Care Equipment and Supplies — 0.3%
Bioventus, Inc., Class A(1)	35,054	234,511
Enovis Corp.(1)	39,434	1,982,347
FONAR Corp.(1)	29,572	461,028
Lantheus Holdings, Inc.(1)	15,588	1,275,566
OraSure Technologies, Inc.(1)	1,463,543	6,922,558
QuidelOrtho Corp.(1)	307,874	13,604,952
Sensus Healthcare, Inc.(1)	3,435	18,618
Utah Medical Products, Inc.	1,162	79,353
Zimvie, Inc.(1)	311,023	5,178,533
		29,757,466
Health Care Providers and Services — 0.6%
Brookdale Senior Living, Inc.(1)	2,427,297	16,287,163
Cross Country Healthcare, Inc.(1)	639,148	9,663,918
Patterson Cos., Inc.	480,726	11,821,052
Premier, Inc., Class A	1,606,062	30,386,693
		68,158,826
Health Care Technology — 0.0%
OptimizeRx Corp.(1)	24,471	295,120
Hotels, Restaurants and Leisure — 1.0%
Biglari Holdings, Inc., Class B(1)	88	17,511
BJ's Restaurants, Inc.(1)	427,707	14,986,853
Canterbury Park Holding Corp.	249	5,568
Century Casinos, Inc.(1)	32,005	85,453
Cheesecake Factory, Inc.	728,056	28,015,595
Chuy's Holdings, Inc.(1)	96,284	2,571,746
Cracker Barrel Old Country Store, Inc.	370,365	18,066,405
Full House Resorts, Inc.(1)	309,695	1,539,184
Golden Entertainment, Inc.	327,776	9,921,779
Life Time Group Holdings, Inc.(1)	64,429	1,081,119
Monarch Casino & Resort, Inc.	253,782	16,995,781
ONE Group Hospitality, Inc.(1)	241,212	1,254,302
Playa Hotels & Resorts NV(1)	1,996,004	17,005,954
RCI Hospitality Holdings, Inc.	26,677	1,193,529
Super Group SGHC Ltd.(1)	332,926	1,208,521
Target Hospitality Corp.(1)(2)	244,250	2,774,680
		116,723,980
Household Durables — 5.2%
Bassett Furniture Industries, Inc.	59,389	891,429
Beazer Homes USA, Inc.(1)	250,909	7,206,106
Cavco Industries, Inc.(1)	94,462	33,741,826
Century Communities, Inc.	169,385	14,297,788
Cricut, Inc., Class A	295,718	1,842,323
Dream Finders Homes, Inc., Class A(1)	220,282	6,258,212
Ethan Allen Interiors, Inc.	451,456	13,141,884
Flexsteel Industries, Inc.	33,116	1,185,553
Green Brick Partners, Inc.(1)	562,693	30,723,038
Hamilton Beach Brands Holding Co., Class A	92,993	1,780,816
Hooker Furnishings Corp.	176,991	3,076,104
Hovnanian Enterprises, Inc., Class A(1)	109,487	15,742,041
KB Home	1,493,466	105,438,700
Landsea Homes Corp.(1)	194,888	1,933,289
La-Z-Boy, Inc.	792,420	29,731,598

Legacy Housing Corp.(1)	173,624	4,033,286
Lifetime Brands, Inc.	127,263	1,370,622
Lovesac Co.(1)	224,017	6,297,118
M/I Homes, Inc.(1)	617,884	77,186,069
Meritage Homes Corp.	386,901	68,229,991
Skyline Champion Corp.(1)	152,882	10,642,116
Sonos, Inc.(1)	223,827	3,536,467
Taylor Morrison Home Corp.(1)	1,292,808	74,763,087
Tri Pointe Homes, Inc.(1)	1,704,806	66,027,136
Universal Electronics, Inc.(1)	127,062	1,451,048
Worthington Enterprises, Inc.	456,637	26,042,008
		606,569,655
Household Products — 0.3%
Central Garden & Pet Co.(1)	127,775	5,551,824
Central Garden & Pet Co., Class A(1)	691,740	25,836,489
Oil-Dri Corp. of America	89,261	7,458,649
		38,846,962
Insurance — 3.6%
Ambac Financial Group, Inc.(1)	627,586	11,120,824
American Coastal Insurance Corp., Class C(1)	136,583	1,611,679
AMERISAFE, Inc.	29,445	1,290,574
Assured Guaranty Ltd.	590,503	45,893,893
Axis Capital Holdings Ltd.	735,650	54,349,822
Brighthouse Financial, Inc.(1)	1,069,374	47,597,837
CNO Financial Group, Inc.	1,795,827	51,522,277
Crawford & Co., Class A	104,928	952,746
Crawford & Co., Class B	37,053	317,915
Donegal Group, Inc., Class A	530	7,017
Employers Holdings, Inc.	353,432	14,907,762
Enstar Group Ltd.(1)	151,833	47,544,986
F&G Annuities & Life, Inc.	76,691	3,099,083
Fidelis Insurance Holdings Ltd.	413,961	6,863,473
Genworth Financial, Inc., Class A(1)	6,132,425	38,572,953
Greenlight Capital Re Ltd., A Shares(1)	267,740	3,558,265
HCI Group, Inc.	68,742	6,590,983
Heritage Insurance Holdings, Inc.(1)	331,712	2,819,552
Horace Mann Educators Corp.	12,419	424,357
Investors Title Co.	2,368	435,949
James River Group Holdings Ltd.	52,237	407,971
Mercury General Corp.	18,722	1,045,249
National Western Life Group, Inc., Class A	7,035	3,450,667
Palomar Holdings, Inc.(1)	120,132	10,191,999
ProAssurance Corp.(1)	202,586	2,911,161
Safety Insurance Group, Inc.	46,304	3,581,614
SiriusPoint Ltd.(1)	1,644,157	21,620,665
Skyward Specialty Insurance Group, Inc.(1)	70,309	2,623,932
Universal Insurance Holdings, Inc.	352,343	6,944,681
White Mountains Insurance Group Ltd.	13,428	24,264,396
		416,524,282
Interactive Media and Services — 0.1%
Cars.com, Inc.(1)	807,844	16,342,684
IT Services — 0.5%
CSP, Inc.	22,627	334,653
DXC Technology Co.(1)	3,408,764	53,006,280

Kyndryl Holdings, Inc.(1)	201,329	5,357,365
		58,698,298
Leisure Products — 0.9%
American Outdoor Brands, Inc.(1)	18,140	148,022
Clarus Corp.	154,175	1,079,225
Escalade, Inc.	3,175	43,752
Funko, Inc., Class A(1)	118,302	1,069,450
JAKKS Pacific, Inc.(1)	161,510	2,999,241
Johnson Outdoors, Inc., Class A	20,465	744,721
Latham Group, Inc.(1)	352,977	1,362,491
Malibu Boats, Inc., Class A(1)	402,612	15,484,458
Marine Products Corp.	75,227	770,324
MasterCraft Boat Holdings, Inc.(1)	331,531	6,995,304
Polaris, Inc.	185,996	15,549,266
Smith & Wesson Brands, Inc.	835,337	14,008,602
Sturm Ruger & Co., Inc.	178,314	7,924,274
Vista Outdoor, Inc.(1)	1,094,231	38,166,777
		106,345,907
Life Sciences Tools and Services — 0.0%
Inotiv, Inc.(1)(2)	330,666	618,345
Lifecore Biomedical, Inc.(1)	20,756	121,215
OmniAb, Inc.(1)	21,075	43,461
OmniAb, Inc.(1)	21,075	40,211
		823,232
Machinery — 2.8%
Astec Industries, Inc.	38,048	1,236,180
Commercial Vehicle Group, Inc.(1)	615,096	3,327,669
Eastern Co.	20,772	562,506
Graham Corp.(1)	84,104	2,275,013
Greenbrier Cos., Inc.	575,784	31,812,066
Hyster-Yale Materials Handling, Inc.	91,597	6,649,026
Kennametal, Inc.	1,523,658	39,234,193
L B Foster Co., Class A(1)	133,779	3,669,558
Lindsay Corp.	13,596	1,561,093
Luxfer Holdings PLC	88,851	1,094,644
Manitowoc Co., Inc.(1)	184,181	2,289,370
Mayville Engineering Co., Inc.(1)	57,626	923,169
Mueller Industries, Inc.	1,590,508	93,696,826
Mueller Water Products, Inc., Class A	81,522	1,513,048
NN, Inc.(1)	510,828	1,660,191
Park-Ohio Holdings Corp.	81,325	2,126,649
REV Group, Inc.	9,934	272,291
Taylor Devices, Inc.(1)	16,979	864,571
Tennant Co.	100,107	10,276,985
Terex Corp.	1,123,165	67,019,256
Titan International, Inc.(1)	1,101,460	9,109,074
Trinity Industries, Inc.	626,952	19,717,640
Wabash National Corp.	895,528	20,247,888
		321,138,906
Marine Transportation — 1.4%
Costamare, Inc.	444,232	7,112,154
Genco Shipping & Trading Ltd.	896,938	20,199,044
Matson, Inc.	806,660	103,413,812
Pangaea Logistics Solutions Ltd.	617,202	5,104,261

Safe Bulkers, Inc.	1,492,370	8,461,738
Star Bulk Carriers Corp.(2)	415,501	11,251,767
		155,542,776
Media — 0.6%
AMC Networks, Inc., Class A(1)	564,106	9,781,598
Cable One, Inc.	13,445	5,188,560
Cumulus Media, Inc., Class A(1)	142,490	332,002
EchoStar Corp., Class A(1)	1,693,449	32,514,221
Entravision Communications Corp., Class A	370,787	800,900
PubMatic, Inc., Class A(1)	220,420	4,827,198
Scholastic Corp.	401,782	14,576,651
WideOpenWest, Inc.(1)	29,615	148,963
		68,170,093
Metals and Mining — 3.6%
Alcoa Corp.	75,418	3,338,755
Alpha Metallurgical Resources, Inc.	266,933	84,193,338
Arch Resources, Inc.	410,343	71,370,958
Caledonia Mining Corp. PLC	82,842	865,699
Century Aluminum Co.(1)	994,752	18,233,804
Coeur Mining, Inc.(1)	3,654,400	21,012,800
Commercial Metals Co.	560,805	31,584,538
Friedman Industries, Inc.	1,418	25,949
Kaiser Aluminum Corp.	138,598	13,554,884
Metallus, Inc.(1)	757,976	18,199,004
Olympic Steel, Inc.	236,216	12,316,302
Radius Recycling, Inc., Class A	480,692	8,224,640
Ramaco Resources, Inc., Class A	573,402	8,113,638
Ramaco Resources, Inc., Class B	112,306	1,223,012
Ryerson Holding Corp.	654,674	15,548,508
SunCoke Energy, Inc.	2,081,980	21,964,889
Tredegar Corp.	293,700	1,600,665
Universal Stainless & Alloy Products, Inc.(1)	85,727	2,814,418
Warrior Met Coal, Inc.	1,265,412	86,592,143
		420,777,944
Oil, Gas and Consumable Fuels — 12.0%
Adams Resources & Energy, Inc.	1,935	51,200
Amplify Energy Corp.(1)	170,069	1,071,435
Antero Midstream Corp.	1,481,047	21,697,339
Ardmore Shipping Corp.	865,648	19,399,172
Berry Corp.	1,356,767	9,456,666
California Resources Corp.	1,406,309	66,588,731
Chord Energy Corp.	137,384	25,472,367
Civitas Resources, Inc.	277,586	20,419,226
CNX Resources Corp.(1)	3,243,227	85,296,870
Comstock Resources, Inc.(2)	1,880,445	22,020,011
CONSOL Energy, Inc.(1)	533,534	55,311,470
Crescent Energy Co., Class A	1,521,668	19,173,017
CVR Energy, Inc.	255,765	7,125,613
DHT Holdings, Inc.	2,099,814	25,407,749
Dorian LPG Ltd.	875,527	44,310,421
EnLink Midstream LLC(1)	1,064,081	13,503,188
Epsilon Energy Ltd.	83,877	450,419
Evolution Petroleum Corp.	533,195	3,065,871
FutureFuel Corp.	151,264	647,410
Golar LNG Ltd.	314,464	8,267,259

Gran Tierra Energy, Inc.(1)	509,733	4,740,517
Granite Ridge Resources, Inc.	1,052,333	6,892,781
Green Plains, Inc.(1)	122,089	2,096,268
Gulfport Energy Corp.(1)	257,786	41,712,353
Hallador Energy Co.(1)	476,625	4,275,326
HighPeak Energy, Inc.	415,010	6,548,858
International Seaways, Inc.	977,023	62,939,822
Kimbell Royalty Partners LP	1,210,468	20,311,653
Kosmos Energy Ltd.(1)	8,393,394	51,199,703
Magnolia Oil & Gas Corp., Class A	2,802,761	72,731,648
Matador Resources Co.	342,548	21,734,671
Murphy Oil Corp.	538,439	23,039,805
NACCO Industries, Inc., Class A	36,827	1,225,603
Nordic American Tankers Ltd.	2,458,250	10,177,155
Northern Oil & Gas, Inc.	1,736,341	71,068,437
Overseas Shipholding Group, Inc., Class A	1,245,168	10,521,670
Par Pacific Holdings, Inc.(1)	1,191,049	32,325,070
PBF Energy, Inc., Class A	709,935	32,891,289
Peabody Energy Corp.	2,698,084	66,858,521
PHX Minerals, Inc.	52,594	170,930
PrimeEnergy Resources Corp.(1)	1,349	153,786
REX American Resources Corp.(1)	168,049	8,400,769
Riley Exploration Permian, Inc.	119,969	3,503,095
Ring Energy, Inc.(1)	1,622,164	2,903,674
SandRidge Energy, Inc.	627,440	8,759,062
Scorpio Tankers, Inc.	1,019,794	83,694,494
SFL Corp. Ltd.	2,242,132	32,084,909
SilverBow Resources, Inc.(1)	441,505	17,306,996
SM Energy Co.	2,041,210	102,938,220
Talos Energy, Inc.(1)	2,300,200	27,625,402
Teekay Corp.(1)	1,179,283	11,545,181
Teekay Tankers Ltd., Class A	588,021	42,825,569
VAALCO Energy, Inc.	2,203,208	14,056,467
Vital Energy, Inc.(1)	303,451	14,823,581
Vitesse Energy, Inc.	160,418	4,093,867
World Kinect Corp.	951,705	25,067,910
		1,391,980,496
Paper and Forest Products — 0.8%
Clearwater Paper Corp.(1)	393,762	20,924,513
Glatfelter Corp.(1)	2,691	4,359
Louisiana-Pacific Corp.	381,188	34,947,316
Mercer International, Inc.	530,432	5,039,104
Sylvamo Corp.	481,268	34,324,034
		95,239,326
Passenger Airlines — 1.6%
Alaska Air Group, Inc.(1)	1,218,784	51,213,303
Allegiant Travel Co.	358,910	19,094,012
JetBlue Airways Corp.(1)	6,668,203	37,275,255
SkyWest, Inc.(1)	950,649	70,984,961
Sun Country Airlines Holdings, Inc.(1)	712,286	7,543,109
		186,110,640
Personal Care Products — 0.2%
Lifevantage Corp.	58,728	446,920
Medifast, Inc.	160,863	4,140,614
Nature's Sunshine Products, Inc.(1)	214,494	3,286,048

Nu Skin Enterprises, Inc., Class A	425,607	5,681,853
Olaplex Holdings, Inc.(1)	273,970	487,667
USANA Health Sciences, Inc.(1)	121,639	5,790,016
		19,833,118
Pharmaceuticals — 0.5%
Amphastar Pharmaceuticals, Inc.(1)	570,754	24,160,017
ANI Pharmaceuticals, Inc.(1)	65,720	4,265,228
Harmony Biosciences Holdings, Inc.(1)	516,618	15,188,569
Innoviva, Inc.(1)	101,186	1,597,727
Ocuphire Pharma, Inc.(1)	35,201	59,138
Phibro Animal Health Corp., Class A	239,313	4,219,088
SIGA Technologies, Inc.	556,235	4,160,638
Supernus Pharmaceuticals, Inc.(1)	104,484	2,833,606
		56,484,011
Professional Services — 0.4%
IBEX Holdings Ltd.(1)	71,225	1,114,671
Kelly Services, Inc., Class A	535,627	11,644,531
Kforce, Inc.	29,627	1,831,245
Korn Ferry	323,724	21,346,361
TrueBlue, Inc.(1)	515,498	5,567,378
		41,504,186
Real Estate Management and Development — 0.6%
Five Point Holdings LLC, Class A(1)	13,262	43,234
Forestar Group, Inc.(1)	373,501	12,702,769
Howard Hughes Holdings, Inc.(1)	237,948	15,775,953
Kennedy-Wilson Holdings, Inc.	351,029	3,587,516
Marcus & Millichap, Inc.	146,288	4,729,491
Offerpad Solutions, Inc.(1)(2)	27,645	134,078
Opendoor Technologies, Inc.(1)	13,072,706	28,498,499
RE/MAX Holdings, Inc., Class A	265,736	2,149,804
RMR Group, Inc., Class A	37,935	892,611
		68,513,955
Semiconductors and Semiconductor Equipment — 1.3%
Alpha & Omega Semiconductor Ltd.(1)	186,255	5,459,134
Amkor Technology, Inc.	634,124	20,666,101
Diodes, Inc.(1)	676,420	50,143,015
inTEST Corp.(1)	11,919	118,713
Kulicke & Soffa Industries, Inc.	517,955	23,655,005
Photronics, Inc.(1)	1,389,419	38,000,610
SMART Global Holdings, Inc.(1)	599,187	12,331,268
Ultra Clean Holdings, Inc.(1)	107,586	4,989,839
		155,363,685
Software — 0.5%
CoreCard Corp.(1)(2)	27,846	388,730
InterDigital, Inc.	488,176	55,588,601
		55,977,331
Specialty Retail — 5.4%
1-800-Flowers.com, Inc., Class A(1)	425,588	4,119,692
Aaron's Co., Inc.	656,710	5,568,901
Abercrombie & Fitch Co., Class A(1)	762,242	131,768,774
Academy Sports & Outdoors, Inc.	195,487	11,277,645
American Eagle Outfitters, Inc.	3,823,689	84,006,447
Arhaus, Inc.	726,200	13,659,822
Big 5 Sporting Goods Corp.	196,035	680,241
Buckle, Inc.	583,137	22,474,100

Build-A-Bear Workshop, Inc.	263,915	7,144,179
Caleres, Inc.	728,723	25,272,114
Cato Corp., Class A	104,087	624,522
Citi Trends, Inc.(1)	67,902	1,658,846
Conn's, Inc.(1)	25,443	91,086
Designer Brands, Inc., Class A	958,975	9,637,699
Destination XL Group, Inc.(1)	1,025,608	3,640,908
Duluth Holdings, Inc., Class B(1)	73,355	289,752
Foot Locker, Inc.	401,860	11,143,578
Gap, Inc.	2,184,727	63,269,694
Genesco, Inc.(1)	124,193	3,539,500
Guess?, Inc.(2)	670,030	15,591,598
Haverty Furniture Cos., Inc.	265,202	7,534,389
Hibbett, Inc.	226,377	19,599,721
Lands' End, Inc.(1)	146,803	2,097,815
LL Flooring Holdings, Inc.(1)	150,520	255,884
ODP Corp.(1)	683,745	26,775,454
Shoe Carnival, Inc.	327,149	12,349,875
Signet Jewelers Ltd.	672,707	73,654,689
Sportsman's Warehouse Holdings, Inc.(1)	2,917	11,114
Tile Shop Holdings, Inc.(1)	173,296	1,143,754
Upbound Group, Inc.	149,047	4,891,723
Urban Outfitters, Inc.(1)	1,343,375	56,032,171
Zumiez, Inc.(1)	28,990	544,432
		620,350,119
Technology Hardware, Storage and Peripherals — 0.1%
Eastman Kodak Co.(1)	548,844	2,930,827
Immersion Corp.	490,142	4,896,519
Turtle Beach Corp.(1)	113,714	1,885,378
		9,712,724
Textiles, Apparel and Luxury Goods — 1.4%
Carter's, Inc.	620,085	42,413,814
Columbia Sportswear Co.	348,844	29,868,023
Culp, Inc.(1)	18,699	83,024
Figs, Inc., Class A(1)	5,751	30,480
G-III Apparel Group Ltd.(1)	925,957	27,834,267
Lakeland Industries, Inc.	13,176	242,834
Movado Group, Inc.	282,554	7,487,681
Oxford Industries, Inc.	289,810	32,079,069
Rocky Brands, Inc.	102,260	3,987,117
Steven Madden Ltd.	158,439	7,042,614
Superior Group of Cos., Inc.	179,273	3,673,304
Unifi, Inc.(1)	48,380	316,889
Vera Bradley, Inc.(1)	322,919	2,635,019
		157,694,135
Trading Companies and Distributors — 4.2%
Air Lease Corp.	2,066,265	98,436,865
Alta Equipment Group, Inc.	139,892	1,180,689
BlueLinx Holdings, Inc.(1)	222,774	22,921,217
Boise Cascade Co.	731,117	100,375,053
DNOW, Inc.(1)	971,251	14,170,552
GATX Corp.	716,355	98,828,336
Global Industrial Co.	60,512	2,094,320
GMS, Inc.(1)	303,153	28,484,256
H&E Equipment Services, Inc.	661,133	31,317,870

Herc Holdings, Inc.	486,097	70,518,092
Hudson Technologies, Inc.(1)	532,073	4,740,770
Karat Packaging, Inc.	112,389	3,207,582
MRC Global, Inc.(1)	691,660	9,192,161
		485,467,763
Wireless Telecommunication Services — 0.5%
Telephone & Data Systems, Inc.	2,230,480	44,364,247
U.S. Cellular Corp.(1)	295,823	16,406,344
		60,770,591
TOTAL COMMON STOCKS (Cost $10,148,074,823)		11,554,935,324
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,586,802	11,586,802
State Street Navigator Securities Lending Government Money Market Portfolio(3)	4,326,760	4,326,760
TOTAL SHORT-TERM INVESTMENTS (Cost $15,913,562)		15,913,562
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $10,163,988,385)		11,570,848,886
OTHER ASSETS AND LIABILITIES — 0.0%		2,161,084
TOTAL NET ASSETS — 100.0%		$11,573,009,970

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $38,322,372. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $39,373,469, which includes securities collateral of $35,046,709.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.